Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments of Contractual Obligations

As of June 30, 2024, the future minimum payments under certain of the Company’s contractual obligations were as follows:

	Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	1,578,866	1,121,316	457,550	-	-
Financing lease	21,608	21,608	-	-	-
Operating lease	1,080,000	720,000	360,000	-	-

As of December 31, 2023, the future minimum payments under certain of the Company’s contractual obligations were as follows:

...

	Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	2,397,919	1,486,600	899,576	11,743	-
Financing lease	30,908	18,600	12,308	-	-